Victory Portfolios II

15935 La Cantera Parkway

San Antonio, Texas 78256

September 25, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Victory Portfolios II

File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the “Registrant”) with respect to VictoryShares Municipal High Yield ETF and VictoryShares Short-Duration Municipal ETF (the “Funds”), each a series portfolio of the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)The forms of prospectus for VictoryShares Short-Duration Municipal ETF and statement of additional information for VictoryShares Municipal High Yield ETF and VictoryShares Short-Duration Municipal ETF that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 142 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on September 21, 2026, accession number 0001193125- 26-396612.

If you have any questions or comments regarding this filing, please call me at 617-422-4695.

Very truly yours,

Victory Portfolios II

By:/s/ Thomas Reyes

Thomas Reyes

Assistant Secretary